Fair value measurements and Hedging -- Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Derivative Asset, Current	$ 617	$ 2,177
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	617	65
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	0	63
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	617	128
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	$ 0	$ 0